Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended	120 Months Ended	135 Months Ended	215 Months Ended	251 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000146363
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	6.42%	9.04%		8.22%	7.64%
C000146364
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	11.09%	9.52%		8.22%	7.64%
C000190731
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000146365
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
C000052969
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with load
Average Annual Return, Percent	4.22%	6.07%		5.79%		7.18%
C000052970
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	8.72%	6.51%		5.77%		6.86%
C000190730
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class N
C000052971
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Without Sales Load [Member] | C000146363
Average Annual Return [Line Items]
Average Annual Return, Percent	12.91%	10.34%		8.86%	8.20%
Without Sales Load [Member] | C000146364
Average Annual Return [Line Items]
Average Annual Return, Percent	12.09%	9.52%		8.22%	7.64%
Without Sales Load [Member] | C000190731
Average Annual Return [Line Items]
Average Annual Return, Percent	13.27%	10.66%	9.15%
Without Sales Load [Member] | C000146365
Average Annual Return [Line Items]
Average Annual Return, Percent	13.20%	10.61%		9.14%	8.48%
Without Sales Load [Member] | C000052969
Average Annual Return [Line Items]
Average Annual Return, Percent	10.59%	7.34%		6.42%		7.32%
Without Sales Load [Member] | C000052970
Average Annual Return [Line Items]
Average Annual Return, Percent	9.72%	6.51%		5.77%		6.86%
Without Sales Load [Member] | C000190730
Average Annual Return [Line Items]
Average Annual Return, Percent	10.89%	7.64%	6.67%
Without Sales Load [Member] | C000052971
Average Annual Return [Line Items]
Average Annual Return, Percent	10.84%	7.59%		6.67%			7.41%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%		14.82%	0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%		14.82%	0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.77%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%		14.82%	0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%		14.82%		0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%		14.82%		0.00%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%	14.77%
NATIXIS INDEX: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	14.42%		14.82%			0.00%
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Index
Average Annual Return, Percent	8.91%	9.33%		7.31%	0.00%
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Index
Average Annual Return, Percent	8.91%	9.33%		7.31%	0.00%
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Index
Average Annual Return, Percent	8.91%	9.33%	7.02%
NATIXIS INDEX: CBOE S&P 500 BuyWrite Index (BXM)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Cboe S&P 500 BuyWrite Index
Average Annual Return, Percent	8.91%	9.33%		7.31%	0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%		0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%		0.00%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	1.84%
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)		2.01%			0.00%